Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Cash and cash equivalents (excluding overdrafts)
17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2023	2022
Cash at bank and in hand	312	269

Short-term bank deposits	–	289
Cash and cash equivalents	312	558

All figures in £ millions	2023	2022
Cash and cash equivalents	312	558

Bank overdrafts	(3)	(15)

Cash and cash equivalents in the cash flow statement	309	543
Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.
At the end of 2023, the currency split of cash and cash equivalents was US dollar 16% (2022: 31%), sterling 11% (2022: 6%), and other 73% (2022: 63%).
Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature.
The Group has certain cash pooling arrangements in US dollars, sterling and Canadian dollars where both the company and the bank have a legal right of offset. The company presents these amounts net in the balance sheet where legal right of offset exists and the company has the intention to settle net if required. As at 31 December 2023, £23m (2022: £5m) of financial liabilities were presented net within financial assets.